Long-Term Debt - Summary of Long-term Debt (Q2) (Parenthetical) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
NBT Bank, National Association, 4.25% [Member]
Debt instrument, interest rate	4.25%	4.25%	4.25%
Debt instrument, monthly installments	$ 5,869	$ 5,869	$ 5,869
Debt instrument, maturity date description	September 2026	September 2026
NBT Bank, National Association, 4.00% [Member]
Debt instrument, interest rate	4.00%	4.00%	4.00%
Debt instrument, monthly installments	$ 12,070	$ 12,070	$ 12,070
Debt instrument, maturity date description	January 2021	January 2021
NBT Bank, National Association, 4.20% [Member]
Debt instrument, interest rate	4.20%	4.20%	4.20%
Debt instrument, monthly installments	$ 3,293	$ 3,293	$ 3,293
Debt instrument, maturity date description	September 2026	September 2026
NBT Bank, National Association, 4.15% [Member]
Debt instrument, interest rate	4.15%	4.15%	4.15%
Debt instrument, monthly installments	$ 3,677	$ 3,677	$ 3,677
Debt instrument, maturity date description	April 2026	April 2026
NBT Bank, National Association, 4.20% [Member]
Debt instrument, interest rate	4.20%	4.20%	4.20%
Debt instrument, monthly installments	$ 5,598	$ 5,598	$ 5,598
Debt instrument, maturity date description	October 2026	October 2026
NBT Bank, National Association, N.A., 4.85% [Member]
Debt instrument, interest rate	4.85%	4.85%
Debt instrument, monthly installments	$ 2,932	$ 2,932
Debt instrument, maturity date description	May 2023	May 2023
NBT Bank, National Association, 1.0% [Member]
Debt instrument, interest rate	1.00%	1.00%
Debt instrument, maturity date description	September 2021, through August 2026	September 2021, through August 2026
Vehicle Loans [Member]
Debt instrument, monthly installments	$ 8,150	$ 8,150	$ 8,150
Debt instrument, maturity date description	September 2025	September 2025
Vehicle Loans [Member] | Minimum [Member]
Debt instrument, variable rate	0.00%	0.00%	0.00%
Vehicle Loans [Member] | Maximum [Member]
Debt instrument, variable rate	6.99%	6.99%	6.99%
National Bank of Middlebury, 3.95% [Member]
Debt instrument, interest rate	3.95%	3.95%	3.95%
Debt instrument, monthly installments	$ 2,388	$ 2,388	$ 2,388
Debt instrument, maturity date description	December 2024	December 2024
Debt instrument, term	5 years	5 years	5 years
National Bank of Middlebury, 3.95% [Member] | Advance Rate Plus [Member]
Debt instrument, variable rate	2.75%	2.75%	2.75%
National Bank of Middlebury, 3.95% [Member] | Floor Rate [Member]
Debt instrument, variable rate	3.95%	3.95%	3.95%